Note 6 - Liquidity (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Note 6 - Liquidity (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	1,400,000
Juhl Renewable Assets Series A Preferred Stock [Member]
Note 6 - Liquidity (Details) [Line Items]
Planned Private Sale of Series A Preferred Stock, Proceeds	$ 1,400,000
Three Wind Farm Projects [Member]
Note 6 - Liquidity (Details) [Line Items]
Investments	$ 2,400,000